OTHER INCOME, NET: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER INCOME, NET:
Interest and dividend income	$ 1,369	$ 1,087	$ 879
Gains on trading securities relating to deferred compensation plans	4,616	29	3,364
Interest expense	(137)	(121)	(142)
Impairment of equity investment	(850)
Equity method investment loss	(1,019)	(194)	(342)
Foreign exchange gains	442	2,098	4,090
Capital losses	(59)	(227)	(28)
Miscellaneous, net	323	274	537
Total other income, net	$ 4,685	$ 2,946	$ 8,358